Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Property, Plant and Equipment
16.	PROPERTY, PLANT AND EQUIPMENT
The changes in property, plant and equipment during the fiscal years ended on December 31, 2025 and 2024 are as follows:

Item	12/31/2025
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers (1)	Difference for conversion	Depreciation						Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	Difference for conversion	For the fiscal year	At the end
Cost
Real property	940,485,969	50	4,907,341	2,450,760	12,779,422		127,076,122	(4,297)	395,791		20,687,856	147,363,890	808,358,082
Furniture and facilities	140,273,413	10	6,171,710	142,677	23,170,233	675	71,336,328	93,534	142,191	(11,848)	14,310,534	85,586,357	83,886,997
Machinery and equipment	151,293,457	5	18,833,391	6,199	1,443,189	12,885	75,691,090	1,450	6,199	3,357	28,034,073	103,723,771	67,852,952
Vehicles	32,918,995	5	2,148,109	2,560,411	(10,608)	4,420	24,381,878	9,500	2,062,834	1,990	3,378,701	25,709,235	6,791,270
Other	58,294	3	4,381			6,742	22,326			13,803	9,496	45,625	23,792
Work in progress	42,616,066		47,963,692		(37,684,145)								52,895,613
Right of use real property	91,847,397	5	12,086,894	11,977,767		43,269	70,228,557		7,560,606	3,578	11,086,372	73,757,901	18,241,892
Right of use furniture	9,249,522	5	1,142,165				3,017,119				2,337,978	5,355,097	5,036,590

Total property, plant and equipment	1,408,743,113		93,257,683	17,137,814	(301,909)	67,991	371,753,420	100,187	10,167,621	10,880	79,845,010	441,541,876	1,043,087,188

(1)	During fiscal year 2025, transfers were made to Non-current assets held for sale.

Item	12/31/2024
	Original value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Transfers (1)	Difference for conversion	Depreciation						Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	Difference for conversion	For the fiscal year	At the end
Cost
Real property	964,587,509	50	11,075,905	43,386,691	8,209,246		149,088,506	22,913	49,188,241		27,152,944	127,076,122	813,409,847
Furniture and facilities	170,918,162	10	4,467,567	39,599,428	4,489,284	(2,172)	97,718,932	(562)	37,966,323	(332)	11,584,613	71,336,328	68,937,085
Machinery and equipment	280,696,669	5	31,617,476	161,933,877	1,006,496	(93,307)	210,649,276	(1,755)	161,334,319	(17,509)	26,395,397	75,691,090	75,602,367
Vehicles	31,865,022	5	3,664,139	2,568,325		(41,841)	22,515,807		1,669,942	(11,666)	3,547,679	24,381,878	8,537,117
Other	21,477,546	3	3,462	21,380,472		(42,242)	21,259,946		21,252,393	(5,936)	20,709	22,326	35,968
Work in progress	24,483,240		31,251,152	411,443	(12,706,883)								42,616,066
Right of use real property	100,117,260	5	13,760,430	19,751,320	(2,111,935)	(167,038)	76,750,855	(1,127,654)	18,895,521	(30,605)	13,531,482	70,228,557	21,618,840
Right of use furniture	7,137,588	5			2,111,934		1,227,419	1,127,654			662,046	3,017,119	6,232,403

Total property, plant and equipment	1,601,282,996		95,840,131	289,031,556	998,142	(346,600)	579,210,741	20,596	290,306,739	(66,048)	82,894,870	371,753,420	1,036,989,693

(1)	During fiscal year 2024, transfers were made to Non-current assets held for sale.